Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Stockholder Return(3)	Peer Group Total Stockholder Return(4)	Net Income (in Thousands)(5)	Net Sales (in Billions)(5)

2022	$11,357,804	$23,085,858	$2,174,177	$4,364,899	$431.53	$93.25	$628,001	$6.40
2021	$11,484,293	$24,288,147	$3,843,333	$7,366,023	$289.92	$109.42	$671,381	$6.77
2020	$15,441,951	$19,771,028	$4,152,979	$5,102,115	$165.51	$104.61	$308,764	$5.69

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]	The PEO and Non-PEO NEOs for the applicable fiscal years were as follows:
2022: Mr. Hicks served as our PEO and Messrs. Mullican, Lawrence, Johnson, and Maini served as the Non-PEO NEOs.
2021: Mr. Hicks served as our PEO and Messrs. Mullican, Lawrence, Johnson, and Maini served as the Non-PEO NEOs.
2020: Mr. Hicks served as our PEO and Messrs. Mullican, Lawrence, and Johnson, and Ms. Jamey Rutherford, SVP, Omni-Channel served as the Non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Nasdaq US Benchmark Retail Total Return Index.
PEO Total Compensation Amount	$ 11,357,804	$ 11,484,293	$ 15,441,951
PEO Actually Paid Compensation Amount	$ 23,085,858	24,288,147	19,771,028
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of CAP to our PEO and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2022		2021		2020
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average

Summary Compensation Table - Total	$11,357,804	$2,174,177	$11,484,293	$3,843,333	$15,441,951	$4,152,979
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	-$7,499,970	-$899,972	-$4,999,029	-$1,812,458	-$8,535,005	-$2,568,546
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	$14,069,089	$1,963,691	$8,846,951	$2,569,285	$10,610,140	$3,257,412
Plus, the fair value as of vesting date of equity awards granted and vested in the year	$1,715,043	$0	$1,641,869	$0	$658,034	$0
Plus, the year over year change in fair value of outstanding and unvested equity awards granted in prior years	$3,289,409	$1,136,874	$0	$0	$853,659	$391,943
Plus, the year over year change in fair value of equity awards granted in prior years that vested in the year	$154,483	-$9,871	$8,410,798	$2,942,550	$742,249	-$105,765
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	$0	$0	-$1,096,735	-$176,687	$0	-$25,908
Compensation Actually Paid	$23,085,858	$4,364,899	$24,288,147	$7,366,023	$19,771,028	$5,102,115

Non-PEO NEO Average Total Compensation Amount	$ 2,174,177	3,843,333	4,152,979
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,364,899	7,366,023	5,102,115
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of CAP to our PEO and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2022		2021		2020
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average

Summary Compensation Table - Total	$11,357,804	$2,174,177	$11,484,293	$3,843,333	$15,441,951	$4,152,979
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	-$7,499,970	-$899,972	-$4,999,029	-$1,812,458	-$8,535,005	-$2,568,546
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	$14,069,089	$1,963,691	$8,846,951	$2,569,285	$10,610,140	$3,257,412
Plus, the fair value as of vesting date of equity awards granted and vested in the year	$1,715,043	$0	$1,641,869	$0	$658,034	$0
Plus, the year over year change in fair value of outstanding and unvested equity awards granted in prior years	$3,289,409	$1,136,874	$0	$0	$853,659	$391,943
Plus, the year over year change in fair value of equity awards granted in prior years that vested in the year	$154,483	-$9,871	$8,410,798	$2,942,550	$742,249	-$105,765
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	$0	$0	-$1,096,735	-$176,687	$0	-$25,908
Compensation Actually Paid	$23,085,858	$4,364,899	$24,288,147	$7,366,023	$19,771,028	$5,102,115

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between the PEO’s CAP and the Non-PEO NEOs average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid (CAP) and Net Income: The relationship between the PEO’s CAP and the Non-PEO NEOs average CAP in comparison to the Company’s Net Income is shown below.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid (CAP) and Total Net Sales: The relationship between the PEO’s CAP and the Non-PEO NEOs average CAP in comparison to the Company’s Total Net Sales is shown below.
Tabular List [Table Text Block]	Total Company Net Sales 2.Adjusted EBIT 3.Company Stock Price
Total Shareholder Return Amount	$ 431.53	289.92	165.51
Peer Group Total Shareholder Return Amount	93.25	109.42	104.61
Net Income (Loss)	$ 628,001,000	$ 671,381,000	$ 308,764,000
Company Selected Measure Amount	6,400,000,000	6,770,000,000	5,690,000,000
PEO Name	Mr. Hicks
Additional 402(v) Disclosure [Text Block]	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 2, 2020, which is the date of the Company’s IPO.The dollar amounts reported represent the amount of Net Income and Net Sales, respectively, as reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Company Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company Stock Price
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,499,970)	$ (4,999,029)	$ (8,535,005)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,069,089	8,846,951	10,610,140
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,715,043	1,641,869	658,034
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,289,409	0	853,659
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,483	8,410,798	742,249
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,096,735)	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(899,972)	(1,812,458)	(2,568,546)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,963,691	2,569,285	3,257,412
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,136,874	0	391,943
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,871)	2,942,550	(105,765)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (176,687)	$ (25,908)